Schedule of Share Based Compensation as additional paid-in capital in the consolidated statements of operations (Details) (USD $)	12 Months Ended			133 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013
Consulting fees	$ 300,506	$ 509,196	$ 556,875
Director fees	201,000	0	0
Mineral property interests	178,677	105,212	0
Salaries and benefits	203,027	32,974	0
Share-based Compensation	$ 883,210	$ 647,382	$ 556,875	$ 4,574,312